Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Changes in Equity
Taxes on actuarial gain on employee retirement benefit plans	$ 187	$ 186
Taxes paid on share repurchases	$ 56	$ 48